FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₸ in Millions, ₨ in Millions, $ in Millions	Dec. 31, 2025 KZT (₸)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PKR (₨)
Disclosure of detailed information about borrowings [line items]
Utilized		$ 3,143	$ 3,348
Available	₸ 43,500	87
KaR-Tel Term Facility Due December 2026
Disclosure of detailed information about borrowings [line items]
Facility amount	29,500	59
Utilized	22,000	44
Available	7,500	15
KaR-Tel Term Facility Due October 2026
Disclosure of detailed information about borrowings [line items]
Facility amount	51,000	102
Utilized	15,000	30
Available	₸ 36,000	$ 72
Pakistan Mobile Communications Limited - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			270	₨ 75,000,000
Utilized			233	64,800,000
Available			$ 37	₨ 10,200,000